ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2022
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2022, the Corporation’s Capital totaled $58.1 billion (December 31, 2021 – $57.5 billion), and is computed as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	2022	2021
Cash and cash equivalents	$1,606	$1,197
Other financial assets	6,353	3,430
Common equity in managed investments	45,069	46,248
Other assets and liabilities of the Corporation	5,053	6,585
Corporation’s Capital	$58,081	$57,460
Corporation’s Capital is comprised of the following:
Common equity	$41,652	$42,210
Preferred shares	4,145	4,145
Non-controlling interest	230	230
Corporate borrowings	12,054	10,875
	$58,081	$57,460

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at June 30, 2022 is as follows:

AS AT JUN. 30, 2022 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,606	$10,599	$—	$12,205
Other financial assets	6,353	16,749	—	23,102
Accounts receivable and other[1]	1,494	25,175	(106)	26,563
Inventory	2	12,868	—	12,870
Assets classified as held for sale	—	10,189	—	10,189
Equity accounted investments	6,554	38,694	—	45,248
Investment properties	25	106,927	—	106,952
Property, plant and equipment	224	113,995	—	114,219
Intangible assets	208	34,542	—	34,750
Goodwill	355	21,749	—	22,104
Deferred income tax assets	2,028	1,636	—	3,664
Accounts payable and other[1]	(4,991)	(46,249)	106	(51,134)
Liabilities associated with assets classified as held for sale	—	(1,556)	—	(1,556)
Deferred income tax liabilities	(399)	(20,338)	—	(20,737)
Subsidiary equity obligations	(447)	(4,341)	—	(4,788)
Total	13,012	320,639	—	333,651
Common equity in managed investments[2]	45,069	—	(45,069)	—
Corporation’s Capital	58,081	320,639	(45,069)	333,651
Less:
Corporate borrowings	12,054	—	—	12,054
Non-recourse borrowings of managed entities	—	187,585	—	187,585
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	87,985	—	88,215
Common equity	$41,652	$45,069	$(45,069)	$41,652
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $106 million and $106 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2021 is as follows:

AS AT DEC. 31, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,197	$11,497	$—	$12,694
Other financial assets	3,430	13,116	—	16,546
Accounts receivable and other[1]	2,697	19,694	(631)	21,760
Inventory	2	11,413	—	11,415
Assets classified as held for sale	—	11,958	—	11,958
Equity accounted investments	6,553	39,547	—	46,100
Investment properties	16	100,849	—	100,865
Property, plant and equipment	215	115,274	—	115,489
Intangible assets	215	30,394	—	30,609
Goodwill	361	19,866	—	20,227
Deferred income tax assets	2,064	1,276	—	3,340
Accounts payable and other[1]	(5,104)	(48,073)	631	(52,546)
Liabilities associated with assets classified as held for sale	—	(3,148)	—	(3,148)
Deferred income tax liabilities	(299)	(20,029)	—	(20,328)
Subsidiary equity obligations	(135)	(4,173)	—	(4,308)
Total	11,212	299,461	—	310,673
Common equity in managed investments[2]	46,248	—	(46,248)	—
Corporation’s Capital	57,460	299,461	(46,248)	310,673
Less:
Corporate borrowings	10,875	—	—	10,875
Non-recourse borrowings of managed entities	—	165,057	—	165,057
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,156	—	88,386
Common equity	$42,210	$46,248	$(46,248)	$42,210
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $631 million and $631 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments